June 24, 2016

United States Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, D.C. 20549

Re:	Resource Real Estate Diversified Income Fund

Ladies and Gentlemen:

On behalf of Resource Real Estate Diversified Income Fund (the “Trust”), we hereby file a preliminary proxy statement pursuant to Schedule 14A under the Securities Exchange Act of 1934.  The proxy relates to the approval of a new investment advisory agreement between the Trust and Resource Real Estate, Inc., and the election of a trustee.

Please call the undersigned at 614-469-3280 with any comments or questions.

Very truly yours,

/s/ Craig A. Foster

Craig A. Foster

Craig.Foster@ThompsonHine.com   Fax: 614.469.3361   Phone: 614.469.3280